Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 19, 2018
Entity Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2018
Prospectus Date	rr_ProspectusDate	Jun. 19, 2018
REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF | REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCNA